CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 41,353,829	$ 11,098,284
Accounts receivable, trade	162,836	37,429
Due from related party	0	397,853
Inventories	1,832,387	623,643
Prepaid expenses	210,197	218,805
Total current assets	43,559,249	12,376,014
FIXED ASSETS:
Advances for vessel acquisitions and other vessel costs	6,634,239	0
Vessels	166,218,215	93,531,186
Accumulated depreciation	(7,391,468)	(1,453,877)
Vessels' net book value	158,826,747	92,077,309
Total fixed assets	165,460,986	92,077,309
OTHER NON-CURRENT ASSETS:
Deferred financing costs	991,389	109,046
Restricted cash	0	786,800
Total Assets	210,011,624	105,349,169
CURRENT LIABILITIES:
Current portion of long-term debt	0	1,361,538
Accounts payable, trade and other	1,918,389	436,251
Accrued liabilities	775,791	585,456
Due to related parties	318,402	0
Deferred revenue, current	102,431	45,431
Total current liabilities	3,115,013	2,428,676
Long-term debt, net of current portion	0	18,128,095
Deferred Revenue, non-current	364,253	181,684
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 23,076,161 and 6,106,161 issued and outstanding at December 31, 2011 and 2010, respectively	230,762	61,062
Additional paid-in capital	208,826,628	86,551,013
Accumulated deficit	(2,525,032)	(2,001,361)
Total stockholders' equity	206,532,358	84,610,714
Total liabilities and stockholders' equity	$ 210,011,624	$ 105,349,169